Subsequent Events (Details Narrative)	1 Months Ended
May 22, 2024
Subsequent Event [Line Items]
Equity line financing agreement description	Company entered into an equity line financing agreement for up to $10,000 thousand, with an initial draw of $2,500 thousand in the second quarter of 2024.
Subsequent Event [Member]
Subsequent Event [Line Items]
Description of equity line financing agreement	the Company entered into an equity line financing agreement for up to $10,000 thousand, with an initial draw of $2,500 thousand in the second quarter of 2024.